Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Sep. 30, 2021	Mar. 31, 2021
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 8,209	¥ 6,552
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,174	1,715
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,685	1,888
EU & U.K. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,696	2,329
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 654	¥ 620

[1]	Other than above, there were ¥299 billion and ¥301 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2021 and September 30 2021, respectively. These securities are primarily Japanese government, agency and municipal securities.